Estimates, Significant Accounting Policies and Balance Sheet Detials (Amortization expense of intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation And Amortization [Member]
Reported in depreciation, depletion and amortization	$ 193	$ 216	$ 212